<SEQUENCE>1
<FILENAME>t1152009.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           01/15/2009
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       54
                                         -------------
Form 13F Information Table Value Total:   1,015,454
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    28456  1219211 SH       Sole                  1219211
Ambassadors Group Inc          COM              023177108     1738   188875 SH       Sole                   188875
American Ecology               COM              025533407      759    37501 SH       Sole                    37501
American Express Co.           COM              025816109     9543   514465 SH       Sole                   514465
Bed Bath and Beyond            COM              075896100    22125   870366 SH       Sole                   870366
Berkshire Hathaway A           COM              084670108    33810      350 SH       Sole                      350
Berkshire Hathaway B           COM              084670207    13293     4136 SH       Sole                     4136
Brookfield Asset Management    COM              112585104    17008  1113831 SH       Sole                  1113831
Brown & Brown Inc.             COM              115236101    71890  3439710 SH       Sole                  3439710
CBL & Associates Properties    COM              124830100     1813   278876 SH       Sole                   278876
Carmax                         COM              143130102    11398  1446397 SH       Sole                  1446397
Clarcor Inc.                   COM              179895107      213     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     1332    90000 SH       Sole                    90000
Courier Corp                   COM              222660102     5746   321012 SH       Sole                   321012
Donaldson Co., Inc.            COM              257651109    25193   748685 SH       Sole                   748685
Federated Investors            COM              314211103    15854   934762 SH       Sole                   934762
Forward Air                    COM              349853101    31588  1301523 SH       Sole                  1301523
Franklin Resources             COM              354613101    15181   238026 SH       Sole                   238026
General Electric Co            COM              369604103    16375  1010777 SH       Sole                  1010777
Glenville Bank Hldg Co.        COM              37908p109      220     2756 SH       Sole                     2756
Graco                          COM              384109104    16627   700665 SH       Sole                   700665
Heartland Express              COM              422347104    43505  2760442 SH       Sole                  2760442
Idex Corporation               COM              45167R104    30994  1283380 SH       Sole                  1283380
Illinois Tool Works            COM              452308109    23683   675689 SH       Sole                   675689
Int'l Speedway                 COM              460335201    27022   940565 SH       Sole                   940565
John Wiley & Sons              COM              968223206    54207  1523526 SH       Sole                  1523526
Johnson & Johnson              COM              478160104    45915   767417 SH       Sole                   767417
Joy Global Inc.                COM              481165108     2559   111801 SH       Sole                   111801
Kaydon Corp                    COM              486587108    18262   531637 SH       Sole                   531637
Knight Transportation Inc.     COM              499064103    24002  1488975 SH       Sole                  1488975
Lab Corp                       COM              50540r409     6998   108651 SH       Sole                   108651
M & T Bank Corp                COM              55261F104    12757   222208 SH       Sole                   222208
Markel Corp                    COM              570535104    44043   147301 SH       Sole                   147301
Martin Marietta Mat            COM              573284106    15596   160646 SH       Sole                   160646
McGrath Rentcorp               COM              580589109    19356   906175 SH       Sole                   906175
Meredith Corp                  COM              589433101    24521  1432315 SH       Sole                  1432315
Mohawk Industries              COM              608190104    14992   348900 SH       Sole                   348900
NBT Bancorp Inc.               COM              628778102      294    10509 SH       Sole                    10509
OneBeacon                      COM              G67742109     1503   144001 SH       Sole                   144001
Pediatrix Medical Group        COM              705324101    29122   918672 SH       Sole                   918672
Pool Corp                      COM              73278L105    15721   874846 SH       Sole                   874846
Protective Life Corp.          COM              743674103    20117  1401905 SH       Sole                  1401905
Ross Stores Inc.               COM              778296103    35840  1205522 SH       Sole                  1205522
Strayer Education              COM              863236105     2177    10152 SH       Sole                    10152
TCF Financial                  COM              872275102    17984  1316558 SH       Sole                  1316558
Trustco Bank Corp              COM              898349105      213    22408 SH       Sole                    22408
Vulcan Materials               COM              929160109     7803   112143 SH       Sole                   112143
Watson Pharmaceuticals         COM              942683103      223     8400 SH       Sole                     8400
Westamerica Bank               COM              957090103    14530   284060 SH       Sole                   284060
White Mtns Insurance           COM              G9618E107    52000   194677 SH       Sole                   194677
Whole Foods Mkt Inc.           COM              966837106     1226   129900 SH       Sole                   129900
Winthrop Realty Trust          COM              976391102      212    19600 SH       Sole                    19600
Yum Brands                     COM              988498101    33894  1075990 SH       Sole                  1075990
Zebra Technologies A           COM              989207105    34021  1679240 SH       Sole                  1679240